Jun. 18, 2019

Supplement dated June 18, 2019 to the following prospectuses and summary prospectuses, each as previously amended or supplemented:

American Beacon ARK Transformational Innovation Fund
Prospectus and Summary Prospectus dated January 1, 2019

American Beacon Tocqueville International Value Fund
Prospectus and Summary Prospectus dated January 18, 2019

American Beacon Balanced Fund
American Beacon Garcia Hamilton Quality Bond Fund
American Beacon International Equity Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
Prospectus and Summary Prospectuses dated February 28, 2019

Effective immediately, the first paragraph in the "Fees and Expenses of the Fund" section of each Summary Prospectus and the "Fund Summary – Fees and Expenses of the Fund" section of each Prospectus for each Fund is amended by inserting the following sentence at the end of the paragraph:

"Although the Fund does not impose any sales charge on Y Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below."